Provisions for expected credit losses - Provision for ECL on loans and credit commitments by class and stage (Details) - Loans and credit commitments - AUD ($) $ in Millions	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Provisions for expected credit losses
Provisions for ECL/Impairment charges	$ 4,912	$ 4,625	$ 4,675
Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL/Impairment charges	891	885	1,078
Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL/Impairment charges	2,628	2,341	2,107
Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL/Impairment charges	1,393	1,399	1,490
Housing
Provisions for expected credit losses
Provisions for ECL/Impairment charges	1,748	1,653	1,442
Housing | Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL/Impairment charges	171	143	264
Housing | Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL/Impairment charges	1,123	1,095	680
Housing | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL/Impairment charges	454	415	498
Personal
Provisions for expected credit losses
Provisions for ECL/Impairment charges	486	472	589
Personal | Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL/Impairment charges	91	99	124
Personal | Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL/Impairment charges	268	250	315
Personal | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL/Impairment charges	127	123	150
Business
Provisions for expected credit losses
Provisions for ECL/Impairment charges	2,678	2,500	2,644
Business | Performing - Stage 1
Provisions for expected credit losses
Provisions for ECL/Impairment charges	629	643	690
Business | Performing - Stage 2
Provisions for expected credit losses
Provisions for ECL/Impairment charges	1,237	996	1,112
Business | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for ECL/Impairment charges	$ 812	$ 861	$ 842